Document and Entity Information	12 Months Ended
Mar. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2011
Registrant Name	PIONEER SERIES TRUST X
Central Index Key	0001174520
Amendment Flag	false
Document Creation Date	May 23, 2012
Document Effective Date	May 23, 2012
Prospectus Date	Mar. 30, 2012